Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.004 per share
Amount Registered | shares	1,328,828
Proposed Maximum Offering Price per Unit	3.275
Maximum Aggregate Offering Price	$ 4,351,911.70
Fee Rate	0.0087%
Amount of Registration Fee	$ 378.62
Offering Note	(1) Includes related preferred stock purchase rights. Preferred stock purchase rights are not currently separable from the common shares and are not currently exercisable. The value attributable to the preferred stock purchase rights, if any, will be reflected in the market price of the common shares. Accordingly, the preferred stock purchase rights do not carry a separate price or necessitate an additional registration fee. Represents 1,328,828 common shares, beneficially held by the selling shareholder named in this prospectus, which are being registered for resale to the public. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, the common shares being registered hereunder include such indeterminate number of additional securities as may be issuable with respect to the common shares being registered hereunder as a result of share dividends, share splits, recapitalizations or similar transactions. In the event of a stock split, stock dividend, recapitalization or similar transaction involving our common shares, in order to prevent dilution, the number of shares registered shall be automatically increased to cover the additional shares in accordance with Rule 416(a) under the Securities Act of 1933, as amended. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, with respect to the common shares to be sold by the selling shareholder named in this prospectus based on the average of the high and low prices of our common shares as reported on the Nasdaq Capital Market on October 1, 2026, which is within five business days of the filing of the registrant's registration statement on Form F-3. (3) The proposed maximum offering price per share will be determined from time to time in connection with, and at the time of, the sale by the selling shareholder. The registrant will not receive any proceeds from the sale of its common shares by the selling shareholder. (4) The rights to purchase Series C Participating Preferred Shares (the "Purchase Rights") are initially carried with the shares of the Registrant's common shares. The Purchase Rights currently cannot trade separately from the underlying common shares and the value attributable to such Purchase Rights, if any, is reflected in the market price of the shares of the registrant's common shares. Accordingly, the Purchase Rights do not carry a separate price or necessitate an additional registration fee.